August 16, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price State Tax-Free Income Trust (“Registrant”)
  consisting of the following series and classes:
   California Tax-Free Bond Fund
   California Tax-Free Bond Fund—I Class
   California Tax-Free Money Fund
   California Tax-Free Money Fund—I Class
  File Nos.: 033-06533/811-4521

Dear Mr. O’Connor:

Pursuant to Section 6 of the Securities Act of 1933 (the “1933 Act”) and Section 8 of the Investment Company Act of 1940 (the “1940 Act”), we are hereby filing Post-Effective Amendment No.  63 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

We are filing the Amendment in order to add the California Tax-Free Bond Fund and the California Tax-Free Money Fund (the “Funds”) as series of the T. Rowe Price State Tax-Free Funds, Inc., a newly organized Maryland corporation that will succeed the registration of the T. Rowe Price State Tax-Free Income Trust, a Massachusetts business trust, on or about October 30, 2017. Both of the Funds originally incepted as series of the T. Rowe Price California Tax-Free Income Trust (the “Prior Registrant”) on September 15, 1986 and have remained registered under the 1940 Act and the 1933 Act since that time. On July 26, 2017, at a joint special shareholder meeting, the shareholders of the Funds approved the redomiciliation and reorganization of each fund into a series of the T. Rowe Price State Tax-Free Funds, Inc.

The Amendment will go effective automatically pursuant to Rule 485(b) on October 30, 2017, which is the same day that we expect that the T. Rowe Price State Tax-Free Income Trust will be redomiciled and reorganized into the T. Rowe Price State Tax-Free Funds, Inc. As part of the redomiciliation and reorganization, we anticipate the T. Rowe Price State Tax-Free Funds, Inc. to expressly adopt the registration statement with respect to each series of the T. Rowe Price State Tax-Free Income Trust as its own, pursuant to Rule 414 under the 1933 Act, for all purposes of the 1933 Act and the 1940 Act.

The Amendment contains a prospectus for each Fund and combined Statement of Additional Information (“SAI”) for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds) that are substantively the same (except for certain nonmaterial changes that we would otherwise make as part of a fund’s annual update) as the prospectuses and SAI that was filed as part of the Funds’ annual update and went effective on July 1, 2017 under the Prior Registrant. In addition, we note that Section 3 of the prospectus is common to prospectuses for all T. Rowe Price retail mutual funds.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki S. Horwitz at 410-577-5024.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.